Redeemable Ordinary Shares - Additional Information (Detail)	0 Months Ended							0 Months Ended		0 Months Ended
	Oct. 25, 2011	Jan. 29, 2008 USD ($)	Jan. 29, 2008 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Oct. 25, 2011 USD ($)	Oct. 25, 2011 American Depositary Share (ADSs)	Jan. 29, 2008 Convertible Bonds USD ($)	Jan. 29, 2008 Convertible Bonds American Depositary Share (ADSs)	Jan. 29, 2008 Convertible Bonds Redeemable Ordinary Shares
Class of Stock [Line Items]
Number of shares issued										9,019,611	45,098,055
Redeemable ordinary shares, par value				$ 0.0001			$ 0.0001		$ 0.0001
Adjustment of fair value that would have been recognized if guidance in ASU 2009-15 had been applied from issuance date		$ 3,076	19,000
Ordinary shares repurchased and cancelled	25,027,680							5,005,536